Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Wildfire Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Wildfire	$96
Intangible assets (See Note 8)	2,900
Goodwill	504

Total cash consideration	$3,500

Space Monkey Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Space Monkey	$404
Deferred tax liability	(1,106)
Intangible assets (See Note 8)	8,300
Goodwill	7,402

Total estimated fair value of the assets acquired and liabilities assumed	$15,000